STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.0%
Automobiles & Components - .7%
General Motors Co.	50,100		2,272,035
Banks - 4.0%
Bank of America Corp.	50,932		1,931,341
Citigroup, Inc.	32,352		2,045,940
First Horizon Corp.	99,059		1,525,509
JPMorgan Chase & Co.	34,598		6,929,979
			12,432,769
Capital Goods - 8.7%
AMETEK, Inc.	12,711		2,324,842
Eaton Corp. PLC	16,994		5,313,684
Howmet Aerospace, Inc.	46,189		3,160,713
Ingersoll Rand, Inc.	42,568		4,041,832
Johnson Controls International PLC	48,127		3,143,656
L3Harris Technologies, Inc.	14,098		3,004,284
Northrop Grumman Corp.	5,176		2,477,544
Trane Technologies PLC	11,280		3,386,256
			26,852,811
Commercial & Professional Services - 1.6%
Cintas Corp.	3,682		2,529,644
Veralto Corp.	26,238		2,326,261
			4,855,905
Consumer Discretionary Distribution & Retail - 5.3%
Amazon.com, Inc.	74,861	[a]	13,503,427
Chewy, Inc., Cl. A	81,049	[a]	1,289,490
Ross Stores, Inc.	11,133		1,633,879
			16,426,796
Consumer Durables & Apparel - .5%
Lululemon Athletica, Inc.	4,120	[a]	1,609,478
Consumer Services - 1.7%
International Game Technology PLC	102,160		2,307,794
Las Vegas Sands Corp.	54,033		2,793,506
			5,101,300
Energy - 6.0%
Chevron Corp.	13,237		2,088,004
ConocoPhillips	19,487		2,480,305
EQT Corp.	68,789		2,550,008
Marathon Petroleum Corp.	10,169		2,049,053
Occidental Petroleum Corp.	33,117		2,152,274
Phillips 66	16,224		2,650,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Energy - 6.0% (continued)
Schlumberger NV	82,792		4,537,830
			18,507,502
Financial Services - 7.4%
Ares Management Corp., Cl. A	20,871		2,775,426
Berkshire Hathaway, Inc., Cl. B	16,820	[a]	7,073,146
Block, Inc.	36,623	[a]	3,097,573
CME Group, Inc.	25,420		5,472,672
The Goldman Sachs Group, Inc.	6,279		2,622,676
Voya Financial, Inc.	25,088		1,854,505
			22,895,998
Health Care Equipment & Services - 6.5%
Align Technology, Inc.	9,936	[a]	3,258,213
Becton, Dickinson and Co.	16,907		4,183,637
Edwards Lifesciences Corp.	30,682	[a]	2,931,972
Medtronic PLC	61,702		5,377,329
UnitedHealth Group, Inc.	8,727		4,317,247
			20,068,398
Household & Personal Products - .7%
Kenvue, Inc.	102,240		2,194,070
Insurance - 2.9%
American International Group, Inc.	22,310		1,743,973
RenaissanceRe Holdings Ltd.	13,237		3,111,092
The Allstate Corp.	23,358		4,041,168
			8,896,233
Materials - 3.8%
CF Industries Holdings, Inc.	16,656		1,385,946
CRH PLC	45,317		3,909,044
Freeport-McMoRan, Inc.	73,205		3,442,099
Newmont Corp.	77,949		2,793,692
			11,530,781
Media & Entertainment - 7.4%
Alphabet, Inc., Cl. A	106,813	[a]	16,121,286
Netflix, Inc.	2,726	[a]	1,655,582
The Interpublic Group of Companies, Inc.	64,490		2,104,309
The Walt Disney Company	23,861		2,919,632
			22,800,809
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
AbbVie, Inc.	30,828		5,613,779
Bio-Techne Corp.	21,740		1,530,279
Danaher Corp.	22,485		5,614,954
Illumina, Inc.	17,766	[a]	2,439,627
Repligen Corp.	7,669	[a]	1,410,482
Sanofi SA, ADR	61,005		2,964,843
Sarepta Therapeutics, Inc.	19,812	[a]	2,564,862

Description		Shares		Value ($)
Common Stocks - 95.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.0% (continued)
Zoetis, Inc.		13,716		2,320,884
				24,459,710
Real Estate Management & Development - 1.1%
CoStar Group, Inc.		33,117	[a]	3,199,102
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.		20,973		4,325,262
Intel Corp.		35,065		1,548,821
NVIDIA Corp.		19,260		17,402,566
				23,276,649
Software & Services - 11.0%
HubSpot, Inc.		6,362	[a]	3,986,175
Microsoft Corp.		54,294		22,842,572
Roper Technologies, Inc.		5,883		3,299,422
Shopify, Inc., Cl. A		48,804	[a]	3,766,205
				33,894,374
Technology Hardware & Equipment - 5.7%
Apple, Inc.		77,476		13,285,584
Cisco Systems, Inc.		84,099		4,197,381
				17,482,965
Telecommunication Services - .9%
AT&T, Inc.		162,746		2,864,329
Transportation - 1.0%
Uber Technologies, Inc.		39,391	[a]	3,032,713
Utilities - 2.5%
Constellation Energy Corp.		26,668		4,929,580
Dominion Energy, Inc.		57,273		2,817,259
				7,746,839
Total Common Stocks (cost $215,846,831)				292,401,566
	1-Day Yield (%)
Investment Companies - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,239,233)	5.42	11,239,233	[b]	11,239,233
Total Investments (cost $227,086,064)		98.6%		303,640,799
Cash and Receivables (Net)		1.4%		4,175,559
Net Assets		100.0%		307,816,358

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	292,401,566	-	-	292,401,566
Investment Companies	11,239,233	-	-	11,239,233

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2024, accumulated net unrealized appreciation on investments was $76,554,735, consisting of $80,621,371 gross unrealized appreciation and $4,066,636 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.